Guarantees and commitments (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Other commitments
Maturity less than 1 year	SFr 40,148	SFr 43,773
Maturity greater than 1 year	90,760	91,313
Total gross amount	130,908	135,086
Total net amount	126,591	130,139
Collateral received	68,037	68,020
Unused revocable credit limits	103,093	100,905
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,855	4,722
Maturity greater than 1 year	13	12
Total gross amount	3,868	4,734
Total net amount	3,761	4,575
Collateral received	2,339	2,769
Loan commitments
Other commitments
Maturity less than 1 year	34,601	30,023
Maturity greater than 1 year	89,893	90,267
Total gross amount	124,494	120,290
Total net amount	120,284	115,502
Collateral received	64,762	56,959
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	936	8,292
Maturity greater than 1 year	0	0
Total gross amount	936	8,292
Total net amount	936	8,292
Collateral received	936	8,292
Other commitments
Other commitments
Maturity less than 1 year	756	736
Maturity greater than 1 year	854	1,034
Total gross amount	1,610	1,770
Total net amount	1,610	1,770
Collateral received	SFr 0	SFr 0